UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2017 USD ($) $ / shares shares	Jun. 30, 2017 CNY (¥) ¥ / shares shares	Jun. 30, 2016 CNY (¥) ¥ / shares shares
Revenues:
Leased and owned hotels	$ 408,094	¥ 2,766,593	¥ 2,531,497
Manachised and franchised hotels	117,551	796,914	669,934
Others	2,770	18,780	9,622
Total revenues	528,415	3,582,287	3,211,053
Less: Business tax and related taxes | ¥			116,149
Net revenues	528,415	3,582,287	3,094,904
Operating costs and expenses:
Hotel operating costs	375,737	2,547,232	2,417,871
Other operating costs	837	5,672	3,029
Selling and marketing expenses	11,731	79,530	69,119
General and administrative expenses	44,405	301,032	225,475
Pre-opening expenses	9,919	67,246	35,390
Total operating costs and expenses	442,629	3,000,712	2,750,884
Other operating (expenses) income, net	4,200	28,474	(9,878)
Income from operations	89,986	610,049	334,142
Interest income	5,919	40,124	25,273
Interest expense	(2,689)	(18,228)	(6,608)
Other income, net	14,952	101,361	125,385
Foreign exchange gain (loss)	(1,468)	(9,955)	4,340
Income before income taxes	106,700	723,351	482,532
Income tax expense	(26,924)	(182,526)	(105,170)
Income (loss) from equity method investments	(831)	(5,632)	145
Net income	78,945	535,193	377,507
Less: net (loss) attributable to noncontrolling interest	(373)	(2,529)	(7,381)
Net income attributable to China Lodging Group, Limited	79,318	537,722	384,888
Other comprehensive income
Unrealized securities holding gains (loss), net of tax of (6,173) and (3,168) for six-month period ended June 30, 2016 and 2017	(704)	(4,775)	2,776
Reclassification of realized gains to net income, net of tax	(779)	(5,282)	(67,921)
Foreign currency translation adjustments, net of tax of nil for six-month period ended June 30, 2016 and 2017	6,978	47,303	(4,169)
Comprehensive income	84,440	572,439	308,193
Comprehensive (loss) attributable to the noncontrolling interest	(373)	(2,529)	(7,381)
Comprehensive income attributable to China Lodging Group, Limited	$ 84,813	¥ 574,968	¥ 315,574
Earnings per share:
Basic (in RMB and dollars per share) | (per share)	$ 0.28	¥ 1.93	¥ 1.41
Diluted (in RMB and dollars per share) | (per share)	$ 0.28	¥ 1.87	¥ 1.37
Weighted average number of shares used in computation:
Basic (in shares)	278,785,660	278,785,660	272,932,730
Diluted (in shares)	287,813,552	287,813,552	280,097,957
ADS
Earnings per share:
Basic (in RMB and dollars per share) | (per share)	$ 1.14	¥ 7.72	¥ 5.64
Diluted (in RMB and dollars per share) | (per share)	$ 1.10	¥ 7.47	¥ 5.50